Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,229.31
Total Offset Amount	0.00
Net Fee	$ 4,229.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A